Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Employee benefits		$ 162	$ 166
Postretirement benefit accrual		33	31
Other accruals and reserves		77	70
Net operating loss and other credit carry-forwards		139	202
Other		16	22
Total deferred tax assets		427	491
Valuation allowances		(43)	(71)
Net deferred tax assets		384	420
Deferred tax liabilities:
Depreciation and depletion		(821)	(826)
Nontaxable pension asset		(355)	(404)
Amortization of identifiable intangibles		(88)	(98)
Other		(29)	(18)
Total deferred tax liabilities		(1,293)	(1,346)
Net deferred liability		(909)	(926)
Current assets - deferred tax asset		6	28
Noncurrent net deferred tax liability	(876)	(915)	(954)
Net deferred liability		$ (909)	$ (926)